Consolidated Statements of Operations - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Revenues
Operating revenue	$ 301,385	$ 310,046	$ 298,595
Expenses
Brokerage commissions	4,938	5,142	5,368
Voyage expenses	55,310	61,634	55,542
Vessel operating expenses	111,475	106,719	100,968
Depreciation and amortization	76,173	76,140	73,588
General and administrative costs	20,878	18,931	15,947
Total operating expenses	268,774	268,566	251,413
Operating income	32,611	41,480	47,182
Other income/(expense)
Foreign currency exchange gain on senior secured bonds	969	2,360
Unrealized loss on non-designated derivative instruments	(615)	(5,154)
Interest expense	(48,611)	(44,908)	(37,691)
Write off of deferred financing costs	(403)		(786)
Write off of call premium and redemption charges of 9.00% unsecured bond			(3,517)
Interest income	920	854	519
Income/(loss) before income taxes and share of result of equity accounted joint venture	(15,129)	(5,368)	5,707
Income taxes	(352)	(333)	(397)
Share of result of equity accounted joint venture	(1,126)	(38)
Net income/(loss)	(16,607)	(5,739)	5,310
Net Income (Loss) Attributable to Noncontrolling Interest	(99)
Net income/(loss) attributable to stockholders of Navigator Holdings Ltd.	$ (16,706)	$ (5,739)	$ 5,310
Earnings/(loss) per share:
Basic:	$ (0.30)	$ (0.10)	$ 0.10
Diluted:	$ (0.30)	$ (0.10)	$ 0.10
Weighted average number of shares outstanding:
Basic:	55,792,711	55,629,023	55,508,974
Diluted:	55,792,711	55,629,023	55,881,454